AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.5%
Information Technology - 18.2%
Electronic Equipment, Instruments & Components - 7.5%
Ingenico Group SA	10,307	$736,247
Keyence Corp.	2,900	1,813,066
Murata Manufacturing Co., Ltd.	36,300	1,816,632

		4,365,945

IT Services - 3.9%
Capgemini SE	18,629	2,260,477

Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	8,875	1,668,054

Software - 3.9%
Temenos AG (a)	15,150	2,235,161

		10,529,637

Consumer Discretionary - 15.4%
Hotels, Restaurants & Leisure - 4.2%
Compass Group PLC	55,420	1,303,944
Merlin Entertainments PLC (b)	259,100	1,159,854

		2,463,798

Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	9,830	1,793,483

Multiline Retail - 2.7%
B&M European Value Retail SA	317,099	1,544,668

Textiles, Apparel & Luxury Goods - 5.4%
LVMH Moet Hennessy Louis Vuitton SE	5,733	2,111,657
Samsonite International SA (a)(b)	316,200	1,015,959

		3,127,616

		8,929,565

Consumer Staples - 14.7%
Beverages - 3.3%
Treasury Wine Estates Ltd.	179,701	1,907,561

Food Products – 5.6%
Calbee, Inc. (c)	45,500	1,228,867
Nestle SA	21,145	2,016,185

		3,245,052

Household Products - 3.4%
Reckitt Benckiser Group PLC	23,703	1,972,625

Personal Products - 2.4%
Kose Corp.	7,500	1,382,333

		8,507,571

Industrials - 13.7%
Building Products - 2.2%
Assa Abloy AB - Class B	58,402	1,260,450

Company	Shares	U.S. $ Value
Electrical Equipment - 3.0%
Nidec Corp.	13,800	$1,757,220

Machinery - 1.7%
KION Group AG	18,170	950,803

Professional Services - 6.8%
Recruit Holdings Co., Ltd.	72,100	2,067,139
RELX PLC	87,910	1,879,041

		3,946,180

		7,914,653

Financials - 11.0%
Banks - 4.5%
HDFC Bank Ltd. (ADR)	22,751	2,637,068

Capital Markets - 3.6%
Partners Group Holding AG	2,860	2,080,543

Insurance - 2.9%
Prudential PLC	82,631	1,656,377

		6,373,988

Health Care - 8.7%
Biotechnology - 2.8%
Genmab A/S (a)	9,137	1,585,430

Life Sciences Tools & Services - 5.9%
Eurofins Scientific SE (c)	3,995	1,654,975
Lonza Group AG (a)	5,680	1,763,394

		3,418,369

		5,003,799

Communication Services - 6.6%
Diversified Telecommunication Services - 3.7%
Cellnex Telecom SA (a)(b)(c)	72,345	2,123,893

Interactive Media & Services - 2.9%
Tencent Holdings Ltd.	37,000	1,701,548

		3,825,441

Materials - 6.2%
Chemicals - 3.6%
Sika AG	14,750	2,062,818

Construction Materials - 2.6%
CRH PLC (London)	49,145	1,522,735

		3,585,553

Total Common Stocks (cost $50,826,422)		54,670,207

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.5%
Investment Companies - 5.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 2.38% (d)(e)(f) (cost $3,197,968)	3,197,968	$3,197,968

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $54,024,390)		57,868,175

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%
Investment Companies - 6.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.38% (d)(e)(f) (cost $3,898,302)	3,898,302	3,898,302

Total Investments - 106.7% (cost $57,922,692) (g)		61,766,477
Other assets less liabilities - (6.7)%		(3,884,746)

Net Assets - 100.0%		$57,881,731

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	4,009	USD	4,007	6/17/19	$(48,010)
Citibank, NA	CNY	6,448	USD	949	4/17/19	(11,054)
Citibank, NA	USD	1,593	AUD	2,252	6/17/19	8,658
Citibank, NA	USD	3,000	JPY	331,019	6/17/19	4,000
HSBC Bank USA	CNY	353	USD	52	4/17/19	(292)
HSBC Bank USA	USD	159	CNY	1,065	4/17/19	(130)
Natwest Markets PLC	INR	9,805	USD	140	7/16/19	721
State Street Bank & Trust Co.	CNY	1,087	USD	162	4/17/19	324
State Street Bank & Trust Co.	CNY	759	USD	112	4/17/19	(1,323)
State Street Bank & Trust Co.	CHF	135	USD	137	6/17/19	(9)
State Street Bank & Trust Co.	EUR	186	USD	213	6/17/19	3,355
State Street Bank & Trust Co.	JPY	38,739	USD	353	6/17/19	1,272
State Street Bank & Trust Co.	USD	169	AUD	238	6/17/19	447
State Street Bank & Trust Co.	USD	197	AUD	275	6/17/19	(1,550)
State Street Bank & Trust Co.	USD	3,771	EUR	3,321	6/17/19	(21,803)
State Street Bank & Trust Co.	USD	241	JPY	26,606	6/17/19	741
State Street Bank & Trust Co.	USD	854	JPY	93,667	6/17/19	(4,280)
State Street Bank & Trust Co.	INR	87,437	USD	1,235	7/16/19	(8,230)

						$(77,163)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $4,299,706 or 7.4% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,612,782 and gross unrealized depreciation of investments was $(1,846,160), resulting in net unrealized appreciation of $3,766,622.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
INR	-	Indian Rupee
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

17.6%	Switzerland
17.4%	Japan
16.4%	United Kingdom
11.7%	France
6.0%	China
4.6%	India
3.7%	Spain
3.3%	Australia
2.9%	Netherlands
2.7%	Denmark
2.6%	Ireland
2.2%	Sweden
1.8%	Hong Kong
1.6%	Germany
5.5%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$	– 0	–	$10,529,637		$	– 0	–	$10,529,637
Consumer Discretionary		1,793,483		7,136,082			– 0	–	8,929,565
Consumer Staples		– 0	–	8,507,571			– 0	–	8,507,571
Industrials		– 0	–	7,914,653			– 0	–	7,914,653
Financials		2,637,068		3,736,920			– 0	–	6,373,988
Health Care		– 0	–	5,003,799			– 0	–	5,003,799
Communication Services		– 0	–	3,825,441			– 0	–	3,825,441
Materials		– 0	–	3,585,553			– 0	–	3,585,553
Short-Term Investments		3,197,968		– 0	–		– 0	–	3,197,968
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		3,898,302		– 0	–		– 0	–	3,898,302

Total Investments in Securities		11,526,821		50,239,656	(a)		– 0	–	61,766,477
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	19,518			– 0	–	19,518
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(96,681)			– 0	–	(96,681)

Total		$11,526,821		$50,162,493		$	– 0	–	$61,689,314

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2019 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,005	$23,772	$22,579	$3,198	$45
Government Money Market Portfolio*	874	6,473	3,449	3,898	10

Total	$2,879	$30,245	$26,028	$7,096	$55

*	Investments of cash collateral for securities lending transactions